Private Placement Warrants - Additional Information (Detail) - USD ($)			3 Months Ended
	Mar. 02, 2021	Jan. 18, 2021	Mar. 31, 2021
Private Placement Warrants [Line Items]
Proceeds from issuance of private placement			$ 8,000,000
Private Placement Warrants [Member]
Private Placement Warrants [Line Items]
Class of warrants and rights issued during the period	5,333,333	4,866,667
Class of warrants and rights issued, price per warrant	$ 1.50	$ 1.50
Proceeds from issuance of private placement	$ 8,000,000	$ 7,300,000
Offering costs	$ 11,000
Exercise price of warrant		$ 0.10	$ 0.10
Minimum lock In period for transfer, assign or sell warrants after completion of IPO			30 days
Private Placement Warrants [Member] | Class A Ordinary Shares [Member]
Private Placement Warrants [Line Items]
Shares issuable per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50